Discontinued operations - Statement of Income, Details 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operation, Income (Loss) from Discontinued Operation Disclosures [Abstract]
Time-charter revenues (Notes 1 and 2)	$ 4,238	$ 20,545	$ 25,566
Voyage expenses	(188)	(987)	(1,267)
Vessels' operating expenses	(2,336)	(10,199)	(15,453)
Depreciation and amortization of deferred charges (Notes 2 and 6)	(99)	(2,901)	(4,908)
Management fees (Note 4)	(116)	(5)	0
Impairment losses (Note 6)	(339)	(31,629)	(20,654)
Gain / (loss) on vessel's sale (Note 6)	319	(127)	(16,700)
Foreign currency gains/ (losses)	3	(11)	(18)
Interest and finance costs (Notes 4, 7 and 10)	0	0	(11,520)
Interest income	0	0	2
Net income/ (loss) from discontinued operations	$ 1,482	$ (25,314)	$ (44,952)